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February 15, 2008


VIA EDGAR

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

RE:  Monarch Funds
     File Nos. 33-49570: 811-06742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended, the form of Prospectuses and Statements of Additional Information with respect to Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Government Obligations Fund dated February 12, 2008 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 12, 2008, accession number 0001193125-08-026961.

If you have any questions concerning this filing, please do not hesitate to call me collect at (617) 824-1486.

Sincerely,

/s/ Nell-Garwood M. Garvey

Nell-Garwood M. Garvey
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC